Note 12 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Allocated Share-based Compensation Expense	$ 3,470	$ 371
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	3,183	156
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 287	$ 215